Retirement-Related Benefits Pension and Other Postretirement Benefits Disclosure (Tables)	12 Months Ended
Jan. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Costs of Retirement Plans [Table Text Block]
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Defined contribution plans:
U.S.	$818	$752	$1,098
International	166	230	75
Defined benefit plans:
International	26	54	146
Total contribution expense for retirement-related benefits	$1,010	$1,036	$1,319